Net revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
During the years ended December 31, 2016, 2017 and 2018, the Company generated net revenues as the followings.

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net revenues
Sales of PV modules	7,026,074	7,469,668	3,535,509	514,218
Sales of PV systems	127,353	47,958	10,329	1,502
Rendering of EPC services	93,418	15,495	458,025	66,617
Sales of PV cells, wafers and raw materials	746,261	625,937	277,433	40,351
Processing fee of PV cells and PV modules	308,386	157,586	89,134	12,964
Other revenues	74,607	47,080	85,785	12,477
Total net revenues	8,376,099	8,363,724	4,456,215	648,129